CONSIDERATION RECEIVABLE, NET (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Taishidian Holding USD ($)	Dec. 31, 2013 Taishidian Holding CNY	Jul. 25, 2013 Taishidian Holding CNY	Jun. 30, 2013 Class A ordinary shares	Dec. 31, 2013 Class A ordinary shares
Consideration receivable, net
Receivables resulting from disposals		14,000	14,000
Due from Summitview Investment Limited		67,066
Due from Taishidian Holding		14,973	6,295			66,894
Receivable resulting from disposal of Taishidian Holding		234,500					234,500
Sub-total		382,460	14,000
Less: allowance for doubtful accounts		(191,594)	(200)			(66,894)
Total	31,529	190,866	13,800
Number of shares issued								30,801,128	30,801,128
Best estimation of recoverable					110,000
Bad debt provision	$ 21,240	128,578	306,401	14,181	$ 124,500